UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
Airbus Group SE	97,477	$5,912,091
General Dynamics Corp.	6,866	1,065,328
L-3 Communications Holdings, Inc.	5,966	899,255
Northrop Grumman Corp.	13,028	2,787,341
Raytheon Co.	33,521	4,563,214
Rolls-Royce Holdings PLC	306,584	2,860,334
Textron, Inc.	30,061	1,194,925

		$19,282,488

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$1,911,694
Expeditors International of Washington, Inc.	33,631	1,732,669
United Parcel Service, Inc., Class B	2,894	316,488

		$3,960,851

Airlines — 0.3%
Alaska Air Group, Inc.	16,774	$1,104,736
easyJet PLC	144,329	1,881,906
International Consolidated Airlines Group SA	65,562	338,721

		$3,325,363

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	10,200	$467,299
BorgWarner, Inc.	11,315	398,062
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,909,782
Denso Corp.	60,300	2,406,244
Johnson Controls International PLC	46,010	2,140,845
Toyoda Gosei Co., Ltd.	12,800	297,600
Toyota Industries Corp.	6,400	297,066
Yokohama Rubber Co., Ltd. (The)	75,500	1,208,549

		$10,125,447

Automobiles — 1.3%
Daimler AG	132,059	$9,313,803
Ford Motor Co.	97,101	1,172,009
Honda Motor Co., Ltd.	41,600	1,200,588
Isuzu Motors, Ltd.	99,500	1,171,221
Mazda Motor Corp.	49,000	751,746
Toyota Motor Corp.	21,500	1,247,138
Volkswagen AG, PFC Shares	4,332	570,664

		$15,427,169

Banks — 5.0%
Banco Bilbao Vizcaya Argentaria SA	246,183	$1,489,544
Banco Santander SA	1,466,812	6,507,281
Bank of America Corp.	50,000	782,500
BB&T Corp.	22,204	837,535
BNP Paribas SA	145,540	7,485,638
Citigroup, Inc.	10,022	473,339
Credit Agricole SA	243,088	2,397,795
Danske Bank A/S	77,886	2,278,625
Fifth Third Bancorp	112,006	2,291,643
First Horizon National Corp.	19,470	296,528
Hiroshima Bank, Ltd. (The)	87,000	360,875
HSBC Holdings PLC	595,388	4,475,390
Huntington Bancshares, Inc.	307,053	3,027,543

Security	Shares	Value
ING Groep NV	426,434	$5,264,588
Intesa Sanpaolo SpA	877,898	1,949,024
JPMorgan Chase & Co.	47,825	3,184,667
KBC Group NV(1)	22,722	1,326,416
KeyCorp	238,919	2,907,644
Lloyds Banking Group PLC	1,918,446	1,355,409
PNC Financial Services Group, Inc. (The)	6,406	577,116
Shinsei Bank, Ltd.	336,000	509,519
Societe Generale SA	135,261	4,679,249
SunTrust Banks, Inc.	19,446	851,735
U.S. Bancorp	20,850	894,256
Wells Fargo & Co.	51,808	2,294,058

		$58,497,917

Beverages — 2.0%
Anheuser-Busch Inbev SA/NV	11,465	$1,507,737
Coca-Cola Co. (The)	100,476	4,252,144
Constellation Brands, Inc., Class A	29,994	4,993,701
Heineken Holding NV	24,773	1,984,705
Heineken NV	7,692	676,135
Kirin Holdings Co., Ltd.	59,000	980,562
PepsiCo, Inc.	70,441	7,661,867
SABMiller PLC	9,335	543,759
Takara Holdings, Inc.	84,000	786,613

		$23,387,223

Biotechnology — 3.3%
AbbVie, Inc.	47,758	$3,012,097
Amgen, Inc.	78,478	13,090,915
BioMarin Pharmaceutical, Inc.(1)	19,589	1,812,375
Celgene Corp.(1)	92,074	9,624,495
Gilead Sciences, Inc.	143,508	11,354,353

		$38,894,235

Building Products — 0.5%
Daikin Industries, Ltd.	63,100	$5,888,227

		$5,888,227

Capital Markets — 1.2%
Affiliated Managers Group, Inc.(1)	4,285	$620,039
CME Group, Inc.	4,775	499,083
Deutsche Boerse AG	11,870	926,976
GAM Holding AG	58,376	559,194
Hargreaves Lansdown PLC	128,110	2,109,492
Moody’s Corp.	18,539	2,007,403
Morgan Stanley	65,092	2,086,850
S&P Global, Inc.	27,142	3,435,091
State Street Corp.	25,132	1,749,941

		$13,994,069

Chemicals — 2.7%
Air Products and Chemicals, Inc.	32,423	$4,874,474
Akzo Nobel NV	10,908	737,815
BASF SE	108,986	9,331,954
Daicel Corp.	51,000	644,491
Dow Chemical Co. (The)	14,120	731,840
Eastman Chemical Co.	22,750	1,539,720
Johnson Matthey PLC	77,449	3,303,530
Kaneka Corp.	57,000	451,294
Linde AG	16,210	2,754,413
Mitsubishi Gas Chemical Co., Inc.	27,500	393,719
Nitto Denko Corp.	39,400	2,558,865
Shin-Etsu Chemical Co., Ltd.	22,800	1,590,820
Solvay SA	5,637	653,171
Sumitomo Chemical Co., Ltd.	25,000	111,085

Security	Shares	Value
Toray Industries, Inc.	59,000	$574,630
Tosoh Corp.	173,000	1,066,304

		$31,318,125

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	42,900	$3,203,526
Waste Management, Inc.	23,366	1,489,816

		$4,693,342

Communications Equipment — 1.1%
Cisco Systems, Inc.	357,128	$11,328,100
Nokia Oyj	350,778	2,033,232

		$13,361,332

Construction & Engineering — 0.2%
Chiyoda Corp.	42,000	$345,828
Ferrovial SA	81,605	1,737,595
Quanta Services, Inc.(1)	17,703	495,507

		$2,578,930

Construction Materials — 0.2%
CRH PLC	62,332	$2,069,795
Imerys SA	4,825	348,496
Vulcan Materials Co.	4,339	493,475

		$2,911,766

Consumer Finance — 0.3%
American Express Co.	42,280	$2,707,611
Navient Corp.	50,603	732,226

		$3,439,837

Containers & Packaging — 0.2%
International Paper Co.	16,999	$815,612
Sealed Air Corp.	27,433	1,256,980
Toyo Seikan Kaisha, Ltd.	19,800	350,049

		$2,422,641

Distributors — 0.4%
Genuine Parts Co.	28,642	$2,877,089
LKQ Corp.(1)	53,930	1,912,358

		$4,789,447

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,439,087
Groupe Bruxelles Lambert SA	4,239	376,266
Investor AB, Class B	56,000	2,047,623
ORIX Corp.	41,300	609,284

		$5,472,260

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	99,124	$4,025,426
BT Group PLC	977,585	4,918,540
Deutsche Telekom AG	220,347	3,701,939
Orange SA	196,573	3,079,814
Proximus SA	25,589	765,520
Telefonica SA	168,447	1,703,511
Verizon Communications, Inc.	105,653	5,491,843

		$23,686,593

Electric Utilities — 0.7%
Acciona SA	8,786	$664,072
Edison International	51,169	3,696,960
Iberdrola SA	585,464	3,980,804

		$8,341,836

Security	Shares	Value
Electrical Equipment — 0.9%
ABB, Ltd.	292,957	$6,602,653
Fujikura, Ltd.	69,000	376,850
Legrand SA	47,726	2,813,403
Mabuchi Motor Co., Ltd.	10,000	554,907

		$10,347,813

Electronic Equipment, Instruments & Components — 0.9%
Alps Electric Co., Ltd.	123,800	$2,988,255
Corning, Inc.	19,975	472,409
Kyocera Corp.	48,300	2,320,972
OMRON Corp.	16,500	593,916
Taiyo Yuden Co., Ltd.	124,900	1,235,212
TDK Corp.	40,200	2,693,363

		$10,304,127

Energy Equipment & Services — 0.2%
Halliburton Co.	50,055	$2,246,469
Schlumberger, Ltd.	4,074	320,379

		$2,566,848

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	17,793	$2,016,481
AvalonBay Communities, Inc.	5,904	1,049,967
British Land Co. PLC (The)	107,910	883,882
Intu Properties PLC	189,600	726,909
Japan Real Estate Investment Corp.	74	442,514
Nippon Building Fund, Inc.	80	506,868
Simon Property Group, Inc.	26,522	5,490,319

		$11,116,940

Food & Staples Retailing — 1.6%
Carrefour SA	208,600	$5,408,647
CVS Health Corp.	71,786	6,388,236
FamilyMart UNY Holdings Co., Ltd.	8,600	574,105
Seven & i Holdings Co., Ltd.	44,200	2,089,566
Wal-Mart Stores, Inc.	23,122	1,667,559
Walgreens Boots Alliance, Inc.	31,129	2,509,620

		$18,637,733

Food Products — 3.4%
Campbell Soup Co.	14,087	$770,559
Kraft Heinz Co. (The)	26,742	2,393,676
Mondelez International, Inc., Class A	224,275	9,845,673
Nestle SA	317,170	25,045,032
Nissin Foods Holdings Co., Ltd.	11,700	711,118
Toyo Suisan Kaisha, Ltd.	6,000	254,539
Yakult Honsha Co., Ltd.	15,300	691,509

		$39,712,106

Gas Utilities — 0.1%
Snam SpA	175,073	$970,756

		$970,756

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	113,910	$4,817,254
Analogic Corp.	10,189	902,745
Hologic, Inc.(1)	17,554	681,622
Medtronic PLC	28,517	2,463,869
Olympus Corp.	6,900	240,957
Smith & Nephew PLC	100,000	1,612,837
Terumo Corp.	60,500	2,327,169

		$13,046,453

Health Care Providers & Services — 0.8%
DaVita, Inc.(1)	12,963	$856,465
McKesson Corp.	16,774	2,797,064

Security	Shares	Value
Tenet Healthcare Corp.(1)	44,863	$1,016,596
UnitedHealth Group, Inc.	34,811	4,873,540

		$9,543,665

Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$1,040,152
McDonald’s Corp.	47,986	5,535,665
Six Flags Entertainment Corp.	32,001	1,715,574
Yum! Brands, Inc.	68,297	6,202,050

		$14,493,441

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$884,863
PulteGroup, Inc.	70,920	1,421,237
Sekisui Chemical Co., Ltd.	61,000	877,313

		$3,183,413

Household Products — 1.1%
Clorox Co. (The)	18,837	$2,358,016
Colgate-Palmolive Co.	7,994	592,675
Henkel AG & Co. KGaA, PFC Shares	18,309	2,491,871
Kimberly-Clark Corp.	21,147	2,667,483
Procter & Gamble Co. (The)	17,496	1,570,266
Reckitt Benckiser Group PLC	24,714	2,326,695
Unicharm Corp.	37,200	965,248

		$12,972,254

Industrial Conglomerates — 2.1%
3M Co.	27,304	$4,811,784
General Electric Co.	82,192	2,434,527
Honeywell International, Inc.	31,549	3,678,298
Nisshinbo Holdings, Inc.	109,000	1,081,328
Siemens AG	113,166	13,269,866

		$25,275,803

Insurance — 4.6%
Ageas	22,500	$822,676
Allianz SE	69,106	10,269,847
Allstate Corp. (The)	16,927	1,171,010
Assicurazioni Generali SpA	310,763	3,792,530
Chubb, Ltd.	23,988	3,014,092
Cincinnati Financial Corp.	52,936	3,992,433
Hartford Financial Services Group, Inc.	48,969	2,096,853
Lincoln National Corp.	22,183	1,042,157
Marsh & McLennan Cos., Inc.	70,718	4,755,786
MetLife, Inc.	62,093	2,758,792
MS&AD Insurance Group Holdings, Inc.	37,200	1,036,809
Principal Financial Group, Inc.	44,331	2,283,490
Prudential Financial, Inc.	37,177	3,035,502
Prudential PLC	349,752	6,199,932
SCOR SE	63,370	1,970,678
St. James’s Place PLC	209,534	2,572,043
Standard Life PLC	392,564	1,748,817
Swiss Life Holding AG	8,264	2,143,041

		$54,706,488

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	37,555	$31,445,177
Netflix, Inc.(1)	21,000	2,069,550
Priceline Group, Inc. (The)(1)	3,947	5,807,971

		$39,322,698

Internet Software & Services — 5.2%
Alphabet, Inc., Class A(1)	24,823	$19,959,181
Alphabet, Inc., Class C(1)	23,637	18,372,804

Security	Shares	Value
Facebook, Inc., Class A(1)	163,423	$20,962,268
United Internet AG	32,975	1,460,364

		$60,754,617

IT Services — 2.1%
Amadeus IT Group SA	24,489	$1,222,317
Atos SE	5,628	605,902
Capgemini SA	34,597	3,392,007
Cognizant Technology Solutions Corp., Class A(1)	79,444	3,790,273
Fidelity National Information Services, Inc.	51,873	3,995,777
Indra Sistemas SA(1)	100,870	1,352,557
International Business Machines Corp.	10,407	1,653,152
MasterCard, Inc., Class A	32,320	3,289,206
Nomura Research Institute, Ltd.	7,400	255,405
NTT Data Corp.	21,300	1,063,815
Obic Co., Ltd.	7,300	388,716
Otsuka Corp.	7,800	370,474
PayPal Holdings, Inc.(1)	52,937	2,168,829
Visa, Inc., Class A	9,000	744,300

		$24,292,730

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,717,574

		$1,717,574

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	13,037	$613,912
PerkinElmer, Inc.	27,425	1,538,817
Thermo Fisher Scientific, Inc.	17,359	2,761,123

		$4,913,852

Machinery — 1.6%
Dover Corp.	7,424	$546,703
Ebara Corp.	55,600	1,646,133
FANUC Corp.	48,127	8,129,391
IHI Corp.	213,000	619,022
Kawasaki Heavy Industries, Ltd.	31,000	96,045
Komatsu, Ltd.	34,000	779,933
Makita Corp.	6,700	477,374
MAN SE	7,139	752,970
NSK, Ltd.	6,000	61,517
Parker-Hannifin Corp.	7,147	897,163
SMC Corp.	1,900	548,592
Snap-on, Inc.	6,143	933,490
Stanley Black & Decker, Inc.	24,657	3,032,318

		$18,520,651

Media — 3.4%
Charter Communications, Inc.(1)	10,343	$2,792,300
Comcast Corp., Class A	244,908	16,247,197
Dentsu, Inc.	26,600	1,353,878
Hakuhodo DY Holdings, Inc.	20,900	244,950
IMAX Corp.(1)	13,812	400,134
Interpublic Group of Cos., Inc.	40,333	901,442
Omnicom Group, Inc.	18,166	1,544,110
ProSiebenSat.1 Media SE	27,382	1,174,007
Sky PLC	447,757	5,189,549
Time Warner, Inc.	10,926	869,819
Vivendi SA	177,414	3,580,649
Walt Disney Co. (The)	58,917	5,471,032

		$39,769,067

Metals & Mining — 1.1%
Glencore PLC	1,472,251	$4,031,276
Mitsubishi Materials Corp.	8,000	218,819
Nippon Light Metal Holdings Co., Ltd.	200,000	431,538

Security	Shares	Value
Nisshin Steel Co., Ltd.	38,900	$527,133
Nucor Corp.	23,673	1,170,630
Randgold Resources, Ltd.	17,745	1,778,475
Rio Tinto PLC	157,688	5,240,948

		$13,398,819

Multi-Utilities — 1.4%
Centrica PLC	314,135	$928,822
CMS Energy Corp.	126,690	5,322,247
Consolidated Edison, Inc.	13,824	1,040,947
Dominion Resources, Inc.	27,793	2,064,186
Engie SA	7,424	115,107
National Grid PLC	391,659	5,531,327
NiSource, Inc.	42,420	1,022,746
Veolia Environnement SA	37,663	867,815

		$16,893,197

Multiline Retail — 0.9%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$702,359
Macy’s, Inc.	46,244	1,713,340
Marks & Spencer Group PLC	432,844	1,856,953
Next PLC	41,584	2,574,009
Nordstrom, Inc.	19,173	994,695
Target Corp.	34,031	2,337,249

		$10,178,605

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	15,000	$950,400
BP PLC	971,040	5,659,934
Chevron Corp.	72,650	7,477,138
ENI SpA	351,386	5,063,571
EOG Resources, Inc.	5,000	483,550
Exxon Mobil Corp.	70,277	6,133,777
Idemitsu Kosan Co., Ltd.	10,000	207,042
Marathon Petroleum Corp.	27,916	1,133,110
Newfield Exploration Co.(1)	11,510	500,225
Occidental Petroleum Corp.	13,188	961,669
Phillips 66	36,105	2,908,258
Pioneer Natural Resources Co.	4,000	742,600
Royal Dutch Shell PLC, Class A	222,909	5,545,505
Royal Dutch Shell PLC, Class B	234,515	6,079,959
Southwestern Energy Co.(1)	30,000	415,200
Total SA	221,859	10,551,738

		$54,813,676

Paper & Forest Products — 0.0%(2)
OJI Paper Co., Ltd.	41,000	$162,505

		$162,505

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,256,509
Kao Corp.	61,054	3,451,873
Unilever NV	193,140	8,898,576
Unilever PLC	15,759	745,717

		$15,352,675

Pharmaceuticals — 7.8%
Allergan PLC(1)	11,024	$2,538,937
Astellas Pharma, Inc.	269,300	4,206,212
AstraZeneca PLC	117,424	7,603,420
Bayer AG	43,122	4,330,751
Chugai Pharmaceutical Co., Ltd.	99,100	3,581,887
Eisai Co., Ltd.	23,146	1,447,632
Eli Lilly & Co.	17,949	1,440,587
GlaxoSmithKline PLC	55,889	1,190,353

Security	Shares	Value
Hisamitsu Pharmaceutical Co., Inc.	3,300	$178,365
Indivior PLC	25,431	101,135
Johnson & Johnson	60,088	7,098,196
Mallinckrodt PLC(1)	6,475	451,826
Merck & Co., Inc.	103,665	6,469,733
Mitsubishi Tanabe Pharma Corp.	10,000	214,184
Novartis AG	218,832	17,270,286
Pfizer, Inc.	104,651	3,544,529
Roche Holding AG PC	75,965	18,877,182
Sanofi	124,447	9,476,750
Takeda Pharmaceutical Co., Ltd.	14,631	701,258
UCB SA	9,177	710,352

		$91,433,575

Professional Services — 0.4%
Equifax, Inc.	15,217	$2,047,904
Experian PLC	29,123	581,818
Intertek Group PLC	7,167	323,546
Robert Half International, Inc.	30,884	1,169,268
Wolters Kluwer NV	961	41,084

		$4,163,620

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$706,739
CBRE Group, Inc., Class A(1)	41,385	1,157,952
Daito Trust Construction Co., Ltd.	6,300	1,007,620
Heiwa Real Estate Co., Ltd.	40,500	583,884
Nomura Real Estate Holdings, Inc.	27,400	463,152
NTT Urban Development Corp.	44,300	427,987
Sumitomo Realty & Development Co., Ltd.	24,000	622,099

		$4,969,433

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$941,627
CSX Corp.	115,014	3,507,927
East Japan Railway Co.	6,400	577,690
Kansas City Southern	15,468	1,443,474
Keio Corp.	76,000	664,603
Tobu Railway Co., Ltd.	135,000	687,697

		$7,823,018

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	339,510	$12,816,503
Marvell Technology Group, Ltd.	84,177	1,117,029
Microchip Technology, Inc.	10,000	621,400
NXP Semiconductors NV(1)	54,841	5,594,330
QUALCOMM, Inc.	134,301	9,199,619
Texas Instruments, Inc.	145,069	10,180,942
Tokyo Electron, Ltd.	62,400	5,515,158

		$45,044,981

Software — 4.2%
Citrix Systems, Inc.(1)	34,110	$2,906,854
Electronic Arts, Inc.(1)	53,174	4,541,060
Konami Holdings Corp.	5,500	212,522
Microsoft Corp.	621,220	35,782,272
Oracle Corp.	156,176	6,134,593
Trend Micro, Inc.	14,097	491,776

		$50,069,077

Specialty Retail — 2.3%
CarMax, Inc.(1)	5,464	$291,505
Fast Retailing Co., Ltd.	35,400	11,399,661
Gap, Inc. (The)	52,447	1,166,421
Groupe FNAC SA(1)	922	67,731
Home Depot, Inc. (The)	66,100	8,505,748

Security	Shares	Value
Lowe’s Cos., Inc.	55,810	$4,030,040
Tiffany & Co.	22,083	1,603,888
USS Co., Ltd.	27,200	460,346

		$27,525,340

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	421,535	$47,654,532
Brother Industries, Ltd.	18,000	316,469
Canon, Inc.	19,100	554,518
Hewlett Packard Enterprise Co.	78,955	1,796,226
HP, Inc.	58,955	915,571

		$51,237,316

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	11,824	$2,056,482
Asics Corp.	20,000	402,966
Christian Dior SE	10,660	1,911,836
Coach, Inc.	16,626	607,846
Hanesbrands, Inc.	32,716	826,079
Kering SA	7,380	1,489,158
LVMH Moet Hennessy Louis Vuitton SE	36,778	6,271,046
NIKE, Inc., Class B	98,464	5,184,129
Onward Holdings Co., Ltd.	30,000	216,203

		$18,965,745

Tobacco — 2.7%
British American Tobacco PLC	243,393	$15,522,634
Imperial Brands PLC	143,738	7,398,284
Japan Tobacco, Inc.	76,500	3,131,542
Philip Morris International, Inc.	64,219	6,243,371

		$32,295,831

Trading Companies & Distributors — 0.4%
Marubeni Corp.	20,000	$102,742
Mitsubishi Corp.	37,000	843,454
Sumitomo Corp.	96,700	1,082,522
Wolseley PLC	47,906	2,694,351

		$4,723,069

Transportation Infrastructure — 0.1%
ADP	6,667	$661,541
Kamigumi Co., Ltd.	46,000	401,302

		$1,062,843

Wireless Telecommunication Services — 1.2%
KDDI Corp.	164,300	$5,090,343
SoftBank Group Corp.	127,198	8,243,520
Vodafone Group PLC	252,439	723,975

		$14,057,838

Total Common Stocks — 99.7% (identified cost $596,337,122)		$1,176,139,290

Call Options Written — (0.8)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	125	$4,800	10/7/16	$(1,034,375)
NASDAQ 100 Index	125	4,850	10/14/16	(720,000)
NASDAQ 100 Index	125	4,925	10/21/16	(361,250)
NASDAQ 100 Index	125	4,900	10/28/16	(675,000)
S&P 500 Index	210	2,190	10/5/16	(24,675)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	210	$2,180	10/7/16	$(132,300)
S&P 500 Index	195	2,160	10/12/16	(415,350)
S&P 500 Index	210	2,160	10/14/16	(487,200)
S&P 500 Index	210	2,170	10/19/16	(405,300)
S&P 500 Index	210	2,180	10/21/16	(313,950)
S&P 500 Index	210	2,175	10/26/16	(421,050)
S&P 500 Index	210	2,175	10/28/16	(461,739)

				$(5,452,189)

Over-the-Counter Options — (0.3)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Merrill Lynch International	12,950	EUR	3,100	10/7/16	$(15,556)
Dow Jones Euro Stoxx 50 Index	Société Générale	15,250	EUR	3,000	10/14/16	(738,606)
Dow Jones Euro Stoxx 50 Index	Société Générale	14,800	EUR	3,075	10/21/16	(318,474)
Dow Jones Euro Stoxx 50 Index	Société Générale	15,100	EUR	3,000	10/28/16	(596,903)
FTSE 100 Index	Deutsche Bank AG	7,400	GBP	6,825	10/21/16	(1,295,872)
FTSE 100 Index	Morgan Stanley & Co. International PLC	7,000	GBP	6,900	10/21/16	(794,333)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	180,000	JPY	16,875	10/7/16	(42,525)
Nikkei 225 Index	UBS AG	155,000	JPY	17,125	10/14/16	(46,200)
Nikkei 225 Index	UBS AG	175,000	JPY	17,000	10/21/16	(144,895)
SMI Index	Barclays Bank PLC	2,800	CHF	8,350	10/21/16	(64,688)
SMI Index	Deutsche Bank AG	3,000	CHF	8,300	10/21/16	(104,142)

						$(4,162,194)

Total Call Options Written (premiums received $9,742,969)						$(9,614,383)

Other Assets, Less Liabilities — 1.1%						$12,639,574

Net Assets — 100.0%						$1,179,164,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.0%	$646,770,165
Japan	11.0	129,427,978
United Kingdom	10.1	119,528,204
France	6.5	77,037,025
Switzerland	6.0	70,497,388
Germany	5.5	64,317,601
Netherlands	2.0	23,197,233
Spain	1.6	18,996,402
Italy	1.0	11,775,881
Belgium	0.5	6,162,138
Denmark	0.2	2,278,625
Ireland	0.2	2,069,795
Sweden	0.2	2,047,623
Finland	0.2	2,033,232

Total Investments	100.0%	$1,176,139,290

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	851,940	$11,844,677
Options written	7,842,560	116,475,277
Options terminated in closing purchase transactions	(2,676,450)	(45,726,061)
Options exercised	(3,360)	(12,418,821)
Options expired	(5,424,225)	(60,432,103)

Outstanding, end of period	590,465	$9,742,969

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,614,383.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$600,207,135

Gross unrealized appreciation	$585,656,979
Gross unrealized depreciation	(9,724,824)

Net unrealized appreciation	$575,932,155

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$119,902,135	$65,595,811	$—	$185,497,946
Consumer Staples	56,171,355	86,186,467	—	142,357,822
Energy	24,272,775	33,107,749	—	57,380,524
Financials	64,110,598	71,999,973	—	136,110,571
Health Care	83,761,050	74,070,730	—	157,831,780
Industrials	40,152,135	71,493,883	—	111,646,018
Information Technology	225,997,230	29,066,950	—	255,064,180
Materials	10,882,731	39,331,125	—	50,213,856
Real Estate	9,714,719	6,371,654	—	16,086,373
Telecommunication Services	9,517,269	28,227,162	—	37,744,431
Utilities	13,147,086	13,058,703	—	26,205,789
Total Common Stocks	$657,629,083	$518,510,207 *	$—	$1,176,139,290
Total Investments	$657,629,083	$518,510,207	$—	$1,176,139,290

Liability Description
Call Options Written	$(5,452,189)	$(4,162,194)	$—	$(9,614,383)
Total	$(5,452,189)	$(4,162,194)	$—	$(9,614,383)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016